Supplementary Information - Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheets

	Condensed Consolidating Balance Sheet
	December 31, 2016
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$1	$—	$1
Accounts receivable, net	—	—	792	—	792
Inventories	—	—	72	—	72
Other	—	—	129	—	129
Total current assets	—	—	994	—	994
Property, plant and equipment, net	—	—	9,069	—	9,069
Goodwill and intangible assets, net	—	—	373	—	373
Advances receivable — consolidated subsidiaries	2,953	2,760	—	(5,713)	—
Investments in consolidated subsidiaries	3,868	6,587	—	(10,455)	—
Investments in unconsolidated affiliates	—	—	2,969	—	2,969
Other long-term assets	—	—	206	—	206
Total assets	$6,821	$9,347	$13,611	$(16,168)	$13,611
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$—	$72	$1,051	$—	$1,123
Current maturities of long-term debt	—	500	—	—	500
Advances payable — consolidated subsidiaries	—	—	5,713	(5,713)	—
Long-term debt	—	4,907	—	—	4,907
Other long-term liabilities	—	—	228	—	228
Total liabilities	—	5,479	6,992	(5,713)	6,758
Commitments and contingent liabilities
Equity:
Partners’ equity:
Net equity	6,821	3,871	6,592	(10,455)	6,829
Accumulated other comprehensive loss	—	(3)	(5)	—	(8)
Total partners’ equity	6,821	3,868	6,587	(10,455)	6,821
Non-controlling interests	—	—	32	—	32
Total equity	6,821	3,868	6,619	(10,455)	6,853
Total liabilities and equity	$6,821	$9,347	$13,611	$(16,168)	$13,611

	Condensed Consolidating Balance Sheet
	December 31, 2015
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$3	$—	$3
Accounts receivable, net	—	—	544	—	544
Inventories	—	—	51	—	51
Other	—	—	206	—	206
Total current assets	—	—	804	—	804
Property, plant and equipment, net	—	—	9,428	—	9,428
Goodwill and intangible assets, net	—	—	391	—	391
Advances receivable — consolidated subsidiaries	3,436	3,353	—	(6,789)	—
Investments in consolidated subsidiaries	3,623	6,011	—	(9,634)	—
Investments in unconsolidated affiliates	—	—	2,992	—	2,992
Other long-term assets	—	—	270	—	270
Total assets	$7,059	$9,364	$13,885	$(16,423)	$13,885
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$—	$72	$827	$—	$899
Advances payable — consolidated subsidiaries		—	6,789	(6,789)	—
Long-term debt	—	5,669	—	—	5,669
Other long-term liabilities	—	—	225	—	225
Total liabilities	—	5,741	7,841	(6,789)	6,793
Commitments and contingent liabilities
Equity:
Partners’ equity:
Net equity	7,059	3,626	6,016	(9,634)	7,067
Accumulated other comprehensive loss	—	(3)	(5)	—	(8)
Total partners’ equity	7,059	3,623	6,011	(9,634)	7,059
Non-controlling interests	—	—	33	—	33
Total equity	7,059	3,623	6,044	(9,634)	7,092
Total liabilities and equity	$7,059	$9,364	$13,885	$(16,423)	$13,885

Condensed Income Statement

	Condensed Consolidating Statement of Operations
	Year Ended December 31, 2014
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, NGLs and condensate	$—	$—	$13,420	$—	$13,420
Transportation, processing and other	—	—	517	—	517
Trading and marketing gains, net	—	—	88	—	88
Total operating revenues	—	—	14,025	—	14,025
Operating costs and expenses:
Purchases of natural gas and NGLs	—	—	11,828	—	11,828
Operating and maintenance expense	—	—	773	—	773
Depreciation and amortization expense	—	—	348	—	348
General and administrative expense	—	—	277	—	277
Asset impairments	—	—	18	—	18
Other expense, net	—	—	7	—	7
Loss on sale of assets, net	—	—	7	—	7
Total operating costs and expenses	—	—	13,258	—	13,258
Operating income	—	—	767	—	767
Interest expense, net	—	(287)	—	—	(287)
Earnings from unconsolidated affiliates	—	—	82	—	82
Income from consolidated subsidiaries	547	834	—	(1,381)	—
Income before income taxes	547	547	849	(1,381)	562
Income tax expense	—	—	(11)	—	(11)
Net income	547	547	838	(1,381)	551
Net income attributable to non-controlling interests	—	—	(4)	—	(4)
Net income attributable to partners	$547	$547	$834	$(1,381)	$547

	Condensed Consolidating Statement of Operations
	Year Ended December 31, 2016
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, NGLs and condensate	$—	$—	$6,269	$—	$6,269
Transportation, processing and other	—	—	647	—	647
Trading and marketing losses, net	—	—	(23)	—	(23)
Total operating revenues	—	—	6,893	—	6,893
Operating costs and expenses:
Purchases of natural gas and NGLs	—	—	5,461	—	5,461
Operating and maintenance expense	—	—	670	—	670
Depreciation and amortization expense	—	—	378	—	378
General and administrative expense	—	—	292	—	292
Other income, net	—	—	(65)	—	(65)
Restructuring costs	—	—	13		13
Gain on sale of assets, net	—	—	(35)	—	(35)
Total operating costs and expenses	—	—	6,714	—	6,714
Operating income	—	—	179	—	179
Interest expense, net	—	(321)	—	—	(321)
Income from consolidated subsidiaries	88	409	—	(497)	—
Earnings from unconsolidated affiliates	—	—	282	—	282
Income before income taxes	88	88	461	(497)	140
Income tax expense	—	—	(46)	—	(46)
Net income	88	88	415	(497)	94
Net income attributable to non-controlling interests	—	—	(6)	—	(6)
Net income attributable to partners	$88	$88	$409	$(497)	$88

	Condensed Consolidating Statement of Operations
	Year Ended December 31, 2015
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, NGLs and condensate	$—	$—	$6,779	$—	$6,779
Transportation, processing and other	—	—	532	—	532
Trading and marketing gains, net	—	—	119	—	119
Total operating revenues	—	—	7,430	—	7,430
Operating costs and expenses:
Purchases of natural gas and NGLs	—	—	5,981	—	5,981
Operating and maintenance expense	—	—	732	—	732
Depreciation and amortization expense	—	—	377	—	377
General and administrative expense	—	—	281	—	281
Asset impairments	—	—	912	—	912
Other expense, net	—	—	10	—	10
Restructuring costs	—	—	11	—	11
Gain on sale of assets, net	—	—	(42)	—	(42)
Total operating costs and expenses	—	—	8,262	—	8,262
Operating loss	—	—	(832)	—	(832)
Interest expense, net	—	(320)	—	—	(320)
Loss from consolidated subsidiaries	(871)	(551)	—	1,422	—
Earnings from unconsolidated affiliates	—	—	184	—	184
Loss before income taxes	(871)	(871)	(648)	1,422	(968)
Income tax benefit	—	—	102	—	102
Net loss	(871)	(871)	(546)	1,422	(866)
Net income attributable to non-controlling interests	—	—	(5)	—	(5)
Net loss attributable to partners	$(871)	$(871)	$(551)	$1,422	$(871)

Condensed Statement of Comprehensive Income

	Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2015
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net loss	$(871)	$(871)	$(546)	$1,422	$(866)
Other comprehensive income:
Reclassification of cash flow hedge losses into earnings	—	1	—	—	1
Other comprehensive income from consolidated subsidiaries	1	—	—	(1)	—
Total other comprehensive income	1	1	—	(1)	1
Total comprehensive loss	(870)	(870)	(546)	1,421	(865)
Total comprehensive loss attributable to non-controlling interests	—	—	(5)	—	(5)
Total comprehensive loss attributable to partners	$(870)	$(870)	$(551)	$1,421	$(870)

	Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2016
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net income	$88	$88	$415	$(497)	$94
Other comprehensive income:
Reclassification of cash flow hedge losses into earnings	—	—	—	—	—
Other comprehensive income from consolidated subsidiaries	—	—	—	—	—
Total other comprehensive income	—	—	—	—	—
Total comprehensive income	88	88	415	(497)	94
Total comprehensive income attributable to non-controlling interests	—	—	(6)	—	(6)
Total comprehensive income attributable to partners	$88	$88	$409	$(497)	$88

	Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2014
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net income	$547	$547	$838	$(1,381)	$551
Other comprehensive income:
Reclassification of cash flow hedge losses into earnings	—	2	—	—	2
Other comprehensive income from consolidated subsidiaries	2	—	—	(2)	—
Total other comprehensive income	2	2	—	(2)	2
Total comprehensive income	549	549	838	(1,383)	553
Total comprehensive income attributable to non-controlling interests	—	—	(4)	—	(4)
Total comprehensive income attributable to partners	$549	$549	$834	$(1,383)	$549

Condensed Consolidating Statements of Cash Flows

	Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2016
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(305)	$950	$—	$645
INVESTING ACTIVITIES:
Intercompany transfers	483	585	—	(1,068)	—
Capital expenditures	—	—	(144)	—	(144)
Investments in unconsolidated affiliates, net	—	—	(53)	—	(53)
Proceeds from sale of assets	—	—	163	—	163
Net cash provided by (used in) investing activities	483	585	(34)	(1,068)	(34)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	(1,068)	1,068	—
Proceeds from long-term debt	—	3,353	—	—	3,353
Payments of long-term debt	—	(3,628)	—	—	(3,628)
Payments of deferred financing costs	—	(5)	—	—	(5)
Net change in advances to predecessor from DCP Midstream, LLC	—	—	157	—	157
Distributions to limited partners and general partner	(483)	—	—	—	(483)
Distributions to non-controlling interests	—	—	(7)	—	(7)
Net cash used in financing activities	(483)	(280)	(918)	1,068	(613)
Net change in cash and cash equivalents	—	—	(2)	—	(2)
Cash and cash equivalents, beginning of period	—	—	3	—	3
Cash and cash equivalents, end of period	$—	$—	$1	$—	$1

	Condensed Consolidating Statements of Cash Flows
	Year Ended December 31, 2015
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(311)	$753	$—	$442
INVESTING ACTIVITIES:
Intercompany transfers	(1,049)	1,283	—	(234)	—
Capital expenditures	—	—	(811)	—	(811)
Investments in unconsolidated affiliates, net	—	—	(64)	—	(64)
Proceeds from sale of assets	—	—	164	—	164
Net cash (used in) provided by investing activities	(1,049)	1,283	(711)	(234)	(711)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	(234)	234	—
Proceeds from long-term debt	—	7,216	—	—	7,216
Payments of long-term debt	—	(7,196)	—	—	(7,196)
Payments of commercial paper, net	—	(1,012)	—	—	(1,012)
Payment of deferred financing costs	—	(4)	—	—	(4)
Proceeds from issuance of common units, net of offering costs	31	—	—	—	31
Net change in advances to predecessor from DCP Midstream, LLC	1,500	—	197	—	1,697
Distributions to limited partners and general partner	(482)	—	—	—	(482)
Distributions to non-controlling interests	—		(5)	—	(5)
Net cash provided by (used in) financing activities	1,049	(996)	(42)	234	245
Net change in cash and cash equivalents	—	(24)	—	—	(24)
Cash and cash equivalents, beginning of period	—	24	3	—	27
Cash and cash equivalents, end of period	$—	$—	$3	$—	$3

	Condensed Consolidating Statements of Cash Flows
	Year Ended December 31, 2014
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(271)	$1,088	$—	$817
INVESTING ACTIVITIES:
Intercompany transfers	(581)	(141)	—	722	—
Capital expenditures	—	—	(1,384)	—	(1,384)
Investments in unconsolidated affiliates, net	—	—	(161)	—	(161)
Proceeds from sale of assets	—	—	30	—	30
Net cash used in investing activities	(581)	(141)	(1,515)	722	(1,515)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	722	(722)	—
Proceeds from long-term debt	—	719	—	—	719
Payments of issuance of commercial paper, net	—	(288)	—	—	(288)
Payment of deferred financing costs	—	(12)	—	—	(12)
Proceeds from issuance of common units, net of offering costs	1,001	—	—	—	1,001
Distributions to limited partners and general partner	(420)	—	—	—	(420)
Distributions to non-controlling interests	—	—	(5)	—	(5)
Net change in advances to predecessor from DCP Midstream, LLC	—	—	(301)	—	(301)
Net cash provided by financing activities	581	419	416	(722)	694
Net change in cash and cash equivalents	—	7	(11)	—	(4)
Cash and cash equivalents, beginning of year	—	17	14	—	31
Cash and cash equivalents, end of year	$—	$24	$3	$—	$27